2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Raw materials	$ 1,089	$ 1,013	$ 518
Work in process	143	268	21
Finished goods	96	96	37
Inventory reserve	(124)	(184)
Total	$ 1,204	$ 1,193	$ 524